Consolidated Balance Sheets $ in Thousands, $ in Millions	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Current assets:
Cash and cash equivalents	$ 3,007	$ 350
Accounts receivable, net	1,881	2,333
Inventories	43	46
Contract assets	4,671	4,053
Deposits, prepayments and other receivables	890	571
Total current assets	10,492	7,353
Non-current assets:
Property and equipment, net	14,687	7,231
Right-of-use assets, net	601	709
Intangible assets	1	13
Total non-current assets	15,289	7,953
TOTAL ASSETS	25,781	15,306
Current liabilities:
Accounts payable and accrued liabilities	3,757	1,701
Bank borrowings	2,558	4,177
Lease liabilities	811	348
Income tax payable	284	132
Total current liabilities	13,359	11,153
Long-term liabilities:
Bank borrowings	3,452	873
Lease liabilities	1,626	1,227
Total long-term liabilities	5,078	2,100
TOTAL LIABILITIES	18,437	13,253
Shareholders’ equity
Ordinary share, par value US$0.00025, 2,000,000,000 shares authorized, 15,625,000 ordinary shares issued and outstanding, 13,875,000 ordinary shares issued and outstanding	4	3
Additional paid-in capital	6,967	1,834
Accumulated other comprehensive income	(277)	10
Retained earnings	650	206
Total shareholders’ equity	7,344	2,053
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	25,781	15,306
Related Party [Member]
Current liabilities:
Amounts due to related parties	$ 5,949	$ 4,795